Quarterly Financial Data (Unaudited) (Details) - Selected summarized quarterly financial information (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Selected summarized quarterly financial information [Abstract]
Revenue	$ 389,547	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 814,282	$ 269,999	$ 586,176	$ 522,931
Gross profit (loss)	196,733	140,622	32,281	9,568	(17,172)	(716,861)	(403,158)	30,963	210,083	479,100	24,677	165,299	(878,973)
Net gains (losses) on derivative revaluations	623,613	1,582,164	(385,209)	1,485,470	1,076,721	1,884,903	8,624,976	(1,619,723)	381,829	145,133	2,176,982	3,759,146	9,271,985
Net income (loss)	(10,808,332)	(1,034,757)	(2,967,580)	(1,269,630)	(2,904,695)	(3,712,622)	3,580,921	(9,209,548)	(3,803,829)	(17,752,997)	(7,141,905)	(8,176,662)	(13,145,078)
Net income (loss) attributable to common stockholders	$ (12,246,825)	$ (1,238,890)	$ (3,169,192)	$ (1,468,754)	$ (3,101,360)	$ (3,601,540)	$ 3,222,282	$ (18,590,846)	$ (3,867,949)	$ (22,097,341)	$ (7,739,306)	$ (8,978,196)	$ (22,838,053)
Net income (loss) per share – basic and diluted (in Dollars per share)	$ (4.35)	$ (0.03)	$ (7.56)	$ (0.04)	$ (0.07)					$ (18.02)	$ (18.47)	$ (0.22)	$ (0.55)